Related Parties Balances and Transactions (Details) - Related Party [Member] - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Related Parties Balances and Transactions [Line Items]
Accounts receivable from related parties	$ 12,409	$ 15,077
Due to a related party	108,258	63,689
Revenue	$ 60,111	$ 254,291